UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23876

Grayscale Funds Trust
(Exact name of registrant as specified in charter)

290 Harbor Drive

Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Edward McGee

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902
(Name and address of agent for service)

(212) 668-1427

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Grayscale Bitcoin Adopters ETF
BCOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Adopters ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://etfs.grayscale.com/bcor. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Adopters ETF	$27	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,221,908
Number of Holdings	40
Net Advisory Fee	$8,734
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
Common Stocks	99.3%
Investments Purchased with Proceeds from Securities Lending	2.6%
Money Market Funds	0.2%
Cash & Other	-2.1%

Top 10 Issuers	(%)
Tesla, Inc.	22.6%
Strategy, Inc.	17.3%
MercadoLibre, Inc.	5.2%
Block, Inc.	5.1%
Trump Media & Technology Group Corp.	4.7%
Bullish	4.6%
Coinbase Global, Inc.	4.3%
Twenty One Capital, Inc.	4.2%
Galaxy Digital, Inc.	4.0%
Metaplanet, Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/bcor.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Adopters ETF	PAGE 1	TSR-SAR-38963H503

Grayscale Bitcoin Covered Call ETF
BTCC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Covered Call ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://etfs.grayscale.com/btcc. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Covered Call ETF	$28	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,427,364
Number of Holdings	5
Net Advisory Fee	$56,864
Portfolio Turnover	—%
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	85.5%
Purchased Options	20.2%
Money Market Funds	1.7%
Written Options	-7.3%
Cash & Other	-0.1%

Top Issuers	(%)
United States Treasury Bill	85.5%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88	20.2%
First American Government Obligations Fund - Class X	1.7%
Grayscale Bitcoin Trust ETF, Expiration: 07/10/2026; Exercise Price: $47.28 (Short)	-1.0%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88 (Short)	-6.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/btcc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Covered Call ETF	PAGE 1	TSR-SAR-38963H305

Grayscale Bitcoin Miners ETF
MNRS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Miners ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://etfs.grayscale.com/mnrs. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Miners ETF	$35	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,774,380
Number of Holdings	27
Net Advisory Fee	$36,407
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
Common Stocks	99.5%
Investments Purchased with Proceeds from Securities Lending	31.3%
Money Market Funds	0.8%
Cash & Other	-31.6%

Top 10 Issuers	(%)
IREN Ltd.	13.8%
Hut 8 Corp.	12.1%
Applied Digital Corp.	9.9%
Riot Platforms, Inc.	4.7%
MARA Holdings, Inc.	4.6%
Bitdeer Technologies Group	4.4%
Core Scientific, Inc.	4.3%
Terawulf, Inc.	4.2%
Cipher Digital, Inc.	4.2%
Keel Infrastructure Corp.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/mnrs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Miners ETF	PAGE 1	TSR-SAR-38963H206

Grayscale Bitcoin Premium Income ETF
BPI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Premium Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://etfs.grayscale.com/bpi. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Premium Income ETF	$27	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,873,994
Number of Holdings	7
Net Advisory Fee	$10,543
Portfolio Turnover	—%
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	82.8%
Purchased Options	22.2%
Money Market Funds	0.3%
Written Options	-5.4%
Cash & Other	0.1%

Top Issuers	(%)
United States Treasury Bill	82.8%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51	22.2%
First American Government Obligations Fund - Class X	0.3%
Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $55.22 (Short)	0.0%
Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $52.79 (Short)	0.0%
Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $56.74 (Short)	0.0%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51 (Short)	-5.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/bpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Premium Income ETF	PAGE 1	TSR-SAR-38963H404

Grayscale Ethereum Covered Call ETF
ETCO (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Grayscale Ethereum Covered Call ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://etfs.grayscale.com/etco. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Ethereum Covered Call ETF	$26	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,510,945
Number of Holdings	6
Net Advisory Fee	$16,790
Portfolio Turnover	—%
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)
Security Type Breakdown

Security Type	(%)
U.S. Treasury Bills	84.8%
Purchased Options	24.5%
Money Market Funds	2.5%
Written Options	-11.9%
Cash & Other	0.1%

Top Issuers	(%)
United States Treasury Bill	84.8%
Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: $12.78	24.5%
First American Government Obligations Fund	2.5%
Grayscale Ethereum Staking Mini ETF, Expiration: 07/10/2026; Exercise Price: $15.45 (Short)	-0.2%
Grayscale Ethereum Staking Mini ETF, Expiration: 07/10/2026; Exercise Price: $15.28 (Short)	-3.0%
Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: $12.78 (Short)	-8.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/etco.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Ethereum Covered Call ETF	PAGE 1	TSR-SAR-38963H602

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GRAYSCALE BITCOIN ADOPTERS ETF (BCOR)
GRAYSCALE BITCOIN COVERED CALL ETF (BTCC)
GRAYSCALE BITCOIN MINERS ETF (MNRS)
GRAYSCALE BITCOIN PREMIUM INCOME ETF (BPI)
Grayscale Ethereum Covered Call ETF (ETCO)
Core Financial Statements
June 30, 2026 (Unaudited)

GRAYSCALE BITCOIN ADOPTERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 8.0%
Angel Studios, Inc.(a)	1,568	$5,755
Boyaa Interactive International Ltd.	17,000	4,140
Nexon Co. Ltd.	4,100	54,124
RUM Group, Inc.(a)	711	4,508
Trump Media & Technology Group Corp.(a)	13,383	103,584
Wemade Co. Ltd.	455	5,677
		177,788
Consumer Discretionary - 32.1%(b)
Convano, Inc.	8,800	4,765
MercadoLibre, Inc.(a)	68	115,423
Metaplanet, Inc.(a)	71,500	87,986
NET Holding AS(a)	4,771	4,446
Tesla, Inc.(a)	1,193	501,776
		714,396
Energy - 0.4%
Alliance Resource Partners LP	391	9,376
Financials - 24.0%
Bitgo Holdings, Inc. - Class A(a)	1,152	5,967
Block, Inc.(a)	1,488	113,088
Bullish(a)	4,331	101,475
Coinbase Global, Inc. - Class A(a)	659	96,339
Figure Technology Solutions, Inc. - Class A(a)	453	13,912
Galaxy Digital, Inc. - Class A(a)	3,282	89,730
Gemini Space Station, Inc. - Class A(a)	1,117	4,759
Twenty One Capital, Inc. - Class A(a)	18,932	93,713
Virtu Financial, Inc. - Class A	247	14,714
		533,697
Health Care - 3.6%
Strive, Inc.(a)	7,337	80,047
Industrials - 0.8%
Aker ASA - Class A	120	13,922
KULR Technology Group, Inc.(a)	1,210	4,610
		18,532
Information Technology - 30.1%(b)
American Bitcoin Corp.(a)	4,462	3,039
BitMine Immersion Technologies, Inc.	228	3,035
Canaan, Inc. - ADR(a)(c)	10,324	2,964
Cipher Digital, Inc.(a)	530	12,985
Cleanspark, Inc.(a)	3,460	50,343
Core Scientific, Inc.(a)	175	4,478
Exodus Movement, Inc. - Class A(a)(c)	787	4,069
Figma, Inc. - Class A(a)(c)	1,113	20,134
Hive Digital Technologies Ltd.(a)(c)	740	2,694
Hut 8 Corp.(a)	499	57,607
Keel Infrastructure Corp.(a)(c)	1,572	9,023
MARA Holdings, Inc.(a)	4,066	56,477

	Shares	Value
Riot Platforms, Inc.(a)	2,109	$57,744
Strategy, Inc. - Class A(a)	4,412	383,535
		668,127
Materials - 0.3%
S Crypto Energy, Inc.(a)	14,900	5,867
TOTAL COMMON STOCKS (Cost $3,221,962)		2,207,830
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%
First American Government Obligations Fund - Class X, 3.57%(d)	57,977	57,977
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $57,977)		57,977
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57%(d)	3,799	3,799
TOTAL MONEY MARKET FUNDS (Cost $3,799)		3,799
TOTAL INVESTMENTS - 102.1% (Cost $3,283,738)		$2,269,606
Liabilities in Excess of Other Assets - (2.1)%		(47,698)
TOTAL NET ASSETS - 100.0%		$2,221,908

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $47,660.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

GRAYSCALE BITCOIN COVERED CALL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 20.2%(a)
Call Options - 20.2%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88(b)(c)(d)	$13,087,000	2,875	$2,705,309
TOTAL PURCHASED OPTIONS (Cost $3,794,419)			2,705,309
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 85.5%
3.60%, 07/07/2026(e)		$11,495,000	11,488,134
TOTAL U.S. TREASURY BILLS (Cost $11,488,108)			11,488,134
		Shares
MONEY MARKET FUNDS - 1.7%
First American Government Obligations Fund - Class X, 3.57%(f)		223,715	223,715
TOTAL MONEY MARKET FUNDS (Cost $223,715)			223,715
TOTAL INVESTMENTS - 107.4% (Cost $15,506,242)			$14,417,158
Liabilities in Excess of Other Assets - (7.4)%			(989,794)
TOTAL NET ASSETS - 100.0%			$13,427,364

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

GRAYSCALE BITCOIN COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.3)%
Call Options - (1.0)%
Grayscale Bitcoin Trust ETF, Expiration: 07/10/2026; Exercise Price: $47.28(a)(b)	$(13,087,000)	(2,875)	$(143,905)
Put Options - (6.3)%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88(a)(b)	(13,087,000)	(2,875)	(842,354)
TOTAL WRITTEN OPTIONS (Premiums received $869,394)			$(986,259)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

GRAYSCALE BITCOIN MINERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Financials - 9.6%
Block, Inc.(a)	6,947	$527,972
Galaxy Digital, Inc. - Class A(a)	15,327	419,040
SBI Holdings, Inc.	28,700	466,017
		1,413,029
Industrials - 1.1%
KULR Technology Group, Inc.(a)	42,383	161,479
Information Technology - 88.8%(b)
American Bitcoin Corp.(a)	318,949	217,236
Applied Digital Corp.(a)	39,172	1,461,116
Bit Digital, Inc.(a)	322,493	580,487
Bitdeer Technologies Group(a)	41,260	654,796
BitFuFu, Inc. - Class A(a)	16,902	23,832
Canaan, Inc. - ADR(a)(c)	722,939	207,556
Cango, Inc. - Class A(a)(c)	378,329	77,368
Cipher Digital, Inc.(a)	25,557	626,147
Cleanspark, Inc.(a)	41,213	599,649
Core Scientific, Inc.(a)	24,731	632,866
Digi Power X, Inc.(a)	79,378	432,610
Exodus Movement, Inc. - Class A(a)(c)	4,113	21,264
Hive Digital Technologies Ltd.(a)(c)	146,768	534,236
Hut 8 Corp.(a)	15,466	1,785,472
IREN Ltd.(a)(c)	44,631	2,040,976
Keel Infrastructure Corp.(a)(c)	107,983	619,822
MARA Holdings, Inc.(a)	48,429	672,679
NVIDIA Corp.	2,432	486,619
Riot Platforms, Inc.(a)	25,120	687,786
Soluna Holdings, Inc.(a)(c)	101,532	137,068
Terawulf, Inc.(a)(c)	25,404	627,479
		13,127,064
TOTAL COMMON STOCKS (Cost $13,527,219)		14,701,572
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.3%
First American Government Obligations Fund - Class X, 3.57%(d)	4,631,493	4,631,493
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,631,493)		4,631,493

	Shares	Value
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.57%(d)	114,711	$114,711
TOTAL MONEY MARKET FUNDS (Cost $114,711)		114,711
TOTAL INVESTMENTS - 131.6% (Cost $18,273,423)		$19,447,776
Liabilities in Excess of Other Assets - (31.6)%		(4,673,396)
TOTAL NET ASSETS - 100.0%		$14,774,380

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $3,873,568.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

GRAYSCALE BITCOIN PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 22.2%(a)
Call Options - 22.2%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51(b)(c)(d)	$2,799,480	615	$636,113
TOTAL PURCHASED OPTIONS (Cost $809,428)			636,113
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 82.8%
3.60%, 07/07/2026(e)		$2,381,000	2,379,578
TOTAL U.S. TREASURY BILLS (Cost $2,379,572)			2,379,578
		Shares
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.57%(f)		9,515	9,515
TOTAL MONEY MARKET FUNDS (Cost $9,515)			9,515
TOTAL INVESTMENTS - 105.3% (Cost $3,198,515)			$3,025,206
Liabilities in Excess of Other Assets - (5.3)%			(151,212)
TOTAL NET ASSETS - 100.0%			$2,873,994

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

GRAYSCALE BITCOIN PREMIUM INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.4)%
Call Options - (0.0)%(a)
Grayscale Bitcoin Trust ETF(b)(c)(d)
Expiration: 07/17/2026; Exercise Price: $52.79	$(182,080)	(40)	$(262)
Expiration: 07/17/2026; Exercise Price: $55.22	(204,840)	(45)	(87)
Expiration: 07/17/2026; Exercise Price: $56.74	(2,412,560)	(530)	(455)
Total Call Options			(804)
Put Options - (5.4)%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51(b)(c)	(2,799,480)	(615)	(154,857)
TOTAL WRITTEN OPTIONS (Premiums received $193,907)			$(155,661)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

GRAYSCALE ETHEREUM COVERED CALL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 24.5%(a)
Call Options - 24.5%
Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: $12.78(b)(c)(d)	$3,494,475	2,325	$862,391
TOTAL PURCHASED OPTIONS (Cost $1,135,488)			862,391
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 84.8%
3.60%, 07/07/2026(e)		$2,979,000	2,977,221
TOTAL U.S. TREASURY BILLS (Cost $2,977,215)			2,977,221
		Shares
MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund - Class X, 3.57%(f)		86,535	86,535
TOTAL MONEY MARKET FUNDS (Cost $86,535)			86,535
TOTAL INVESTMENTS - 111.8% (Cost $4,199,238)			$3,926,147
Liabilities in Excess of Other Assets - (11.8)%			(415,202)
TOTAL NET ASSETS - 100.0%			$3,510,945

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

GRAYSCALE ETHEREUM COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.9)%
Call Options - (3.2)%
Grayscale Ethereum Staking Mini ETF(a)(b)
Expiration: 07/10/2026; Exercise Price: $15.28	$(3,246,480)	(2,160)	$(104,501)
Expiration: 07/10/2026; Exercise Price: $15.45	(247,995)	(165)	(7,275)
Total Call Options			(111,776)
Put Options - (8.7)%
Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: $12.78(a)(b)	(3,494,475)	(2,325)	(306,712)
TOTAL WRITTEN OPTIONS (Premiums received $374,772)			$(418,488)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

GRAYSCALE FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF	Grayscale Ethereum Covered Call ETF
ASSETS:
Investments, at value	$2,269,606	$ 14,417,158	$ 19,447,776	$3,025,206	$3,926,147
Receivable for investments sold	506,276	—	3,324,478	—	7,354
Dividends receivable	872	648	185	94	256
Foreign currency, at value	56	—	—	—	—
Dividend tax reclaims receivable	52	—	371	—	—
Security lending income receivable	27	—	1,194	—	—
Receivable for fund shares sold	—	—	1,716,152	—	—
Prepaid expenses and other assets	—	3,789	—	5,885	—
Total assets	2,776,889	14,421,595	24,490,156	3,031,185	3,933,757
LIABILITIES:
Written options, at value	—	986,259	—	155,661	418,488
Payable for investments purchased	273,488	—	3,386,944	—	2,325
Payable for fund shares redeemed	222,243	—	1,688,544	—	—
Payable upon return of securities loaned	57,977	—	4,631,493	—	—
Payable to Adviser	1,273	7,972	8,795	1,530	1,999
Total liabilities	554,981	994,231	9,715,776	157,191	422,812
NET ASSETS	$2,221,908	$ 13,427,364	$ 14,774,380	$2,873,994	$3,510,945
Net Assets Consist of:
Paid-in capital	$3,410,469	$ 23,283,692	$ 13,897,354	$4,326,934	$8,444,482
Total distributable earnings/(accumulated losses)	(1,188,561)	(9,856,328)	877,026	(1,452,940)	(4,933,537)
Total net assets	$2,221,908	$ 13,427,364	$ 14,774,380	$2,873,994	$3,510,945
Net assets	$2,221,908	$ 13,427,364	$ 14,774,380	$2,873,994	$3,510,945
Shares issued and outstanding (unlimited shares authorized without par value)	100,000	1,080,000	350,000	150,000	450,000
Net asset value per share	$22.22	$12.43	$42.21	$19.16	$7.80
Cost:
Investments, at cost	$3,283,738	$ 15,506,242	$ 18,273,423	$3,198,515	$4,199,238
Foreign currency, at cost	$56	$—	$—	$—	$—
Proceeds:
Written options premium received	$—	$869,394	$—	$193,907	$374,772
Loaned Securities:
at value (included in investments)	$47,660	$—	$3,873,568	$—	$—

The accompanying notes are an integral part of these financial statements.

9

GRAYSCALE FUNDS TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF	Grayscale Ethereum Covered Call ETF
INVESTMENT INCOME:
Dividend income	$2,319	$15,327	$916	$2,768	$4,285
Less: dividend withholding taxes	(358)	—	—	—	—
Less: issuance fees	—	—	(183)	—	—
Interest income	—	243,009	—	46,694	72,096
Securities lending income	469	—	9,894	—	—
Total investment income	2,430	258,336	10,627	49,462	76,381
EXPENSES:
Investment advisory fee	8,734	56,864	36,407	10,543	16,790
Total expenses	8,734	56,864	36,407	10,543	16,790
Net investment income/(loss)	(6,304)	201,472	(25,780)	38,919	59,591
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(101,007)	(4,445,559)	(1,576,430)	(450,614)	(1,660,956)
In-kind redemptions	198,639	—	3,089,761	—	—
Written options expired or closed	—	377,797	—	(533,354)	(805,499)
Foreign currency transactions	(373)	—	107	—	—
Net realized gain (loss)	97,259	(4,067,762)	1,513,438	(983,968)	(2,466,455)
Net change in unrealized appreciation (depreciation) on:
Investments	(460,952)	(1,583,375)	2,549,396	(228,584)	(578,404)
Written options	—	(209,486)	—	25,710	(130,989)
Foreign currency translation	321	—	(211)	—	—
Net change in unrealized appreciation (depreciation)	(460,631)	(1,792,861)	2,549,185	(202,874)	(709,393)
Net realized and unrealized gain (loss)	(363,372)	(5,860,623)	4,062,623	(1,186,842)	(3,175,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (369,676)	$ (5,659,151)	$4,036,843	$ (1,147,923)	$(3,116,257)

The accompanying notes are an integral part of these financial statements.

10

GRAYSCALE FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Grayscale Bitcoin Adopters ETF		Grayscale Bitcoin Covered Call ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(6,304)	$81,231	$201,472	$406,199
Net realized gain (loss)	97,259	457,348	(4,067,762)	(7,611,320)
Net change in unrealized appreciation (depreciation)	(460,631)	(553,506)	(1,792,861)	586,912
Net increase (decrease) in net assets from operations	(369,676)	(14,927)	(5,659,151)	(6,618,209)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,848)	(102,366)	(4,197,178)	—
From return of capital	—	—	—	(9,494,720)
Total distributions to shareholders	(2,848)	(102,366)	(4,197,178)	(9,494,720)
CAPITAL TRANSACTIONS:
Shares sold	—	5,103,431	3,587,876	46,907,017
Shares redeemed	(713,485)	(1,678,607)	(4,245,551)	(6,870,468)
ETF transaction fees	9	377	2,350	15,398
Net increase (decrease) in net assets from capital transactions	(713,476)	3,425,201	(655,325)	40,051,947
Net increase (decrease) in net assets	(1,086,000)	3,307,908	(10,511,654)	23,939,018
NET ASSETS:
Beginning of the period	3,307,908	—	23,939,018	—
End of the period	$2,221,908	$3,307,908	$13,427,364	$ 23,939,018
SHARES TRANSACTIONS
Shares sold	—	180,000	210,000	1,360,000
Shares redeemed	(30,000)	(50,000)	(240,000)	(250,000)
Total increase (decrease) in shares outstanding	(30,000)	130,000	(30,000)	1,110,000

(a)	The Fund commenced operations on April 30, 2025.
(b)	The Fund commenced operations on April 2, 2025.
The accompanying notes are an integral part of these financial statements.

11

GRAYSCALE FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Grayscale Bitcoin Miners ETF		Grayscale Bitcoin Premium Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(25,780)	$25,853	$38,919	$94,825
Net realized gain (loss)	1,513,438	(427,768)	(983,968)	(717,047)
Net change in unrealized appreciation (depreciation)	2,549,185	(1,374,908)	(202,874)	67,811
Net increase (decrease) in net assets from operations	4,036,843	(1,776,823)	(1,147,923)	(554,411)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(53,752)	(305,016)	—
From return of capital	—	—	—	(757,370)
Total distributions to shareholders	—	(53,752)	(305,016)	(757,370)
CAPITAL TRANSACTIONS:
Shares sold	5,934,181	17,207,519	400,419	8,414,328
Shares redeemed	(5,097,561)	(5,476,027)	—	(3,178,896)
ETF transaction fees	—	—	120	2,743
Net increase (decrease) in net assets from capital transactions	836,620	11,731,492	400,539	5,238,175
Net increase (decrease) in net assets	4,873,463	9,900,917	(1,052,400)	3,926,394
NET ASSETS:
Beginning of the period	9,900,917	—	3,926,394	—
End of the period	$ 14,774,380	$9,900,917	$2,873,994	$3,926,394
SHARES TRANSACTIONS
Shares sold	150,000	520,000	20,000	210,000
Shares redeemed	(130,000)	(190,000)	—	(80,000)
Total increase (decrease) in shares outstanding	20,000	330,000	20,000	130,000

(a)	The Fund commenced operations on January 30, 2025.
(b)	The Fund commenced operations on April 2, 2025.
The accompanying notes are an integral part of these financial statements.

12

GRAYSCALE FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Grayscale Ethereum Covered Call ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$59,591	$54,853
Net realized gain (loss)	(2,466,455)	(2,354,222)
Net change in unrealized appreciation (depreciation)	(709,393)	392,586
Net increase (decrease) in net assets from operations	(3,116,257)	(1,906,783)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,817,281)	—
From return of capital	—	(1,965,920)
Total distributions to shareholders	(1,817,281)	(1,965,920)
CAPITAL TRANSACTIONS:
Shares sold	3,005,072	13,378,242
Shares redeemed	(835,387)	(3,236,457)
ETF transaction fees	1,152	4,564
Net increase (decrease) in net assets from capital transactions	2,170,837	10,146,349
Net increase (decrease) in net assets	(2,762,701)	6,273,646
NET ASSETS:
Beginning of the period	6,273,646	—
End of the period	$3,510,945	$6,273,646
SHARES TRANSACTIONS
Shares sold	190,000	440,000
Shares redeemed	(70,000)	(110,000)
Total increase (decrease) in shares outstanding	120,000	330,000

(a)	The Fund commenced operations on September 4, 2025.
The accompanying notes are an integral part of these financial statements.

13

GRAYSCALE BITCOIN ADOPTERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.45	$25.31
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.05)	0.66
Net realized and unrealized gain (loss) on investments(c)	(3.15)	0.27
Total from investment operations	(3.20)	0.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.79)
Total distributions	(0.03)	(0.79)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$22.22	$25.45
Total return(e)	−12.58%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,222	$3,308
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	(0.43)%	3.15%
Portfolio turnover rate(e)(g)	16%	55%

(a)	The Fund commenced operations on April 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

GRAYSCALE BITCOIN COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.57	$35.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.59
Net realized and unrealized gain (loss) on investments(c)	(5.30)	(0.31)
Total from investment operations	(5.11)	0.28
LESS DISTRIBUTIONS FROM:
Net investment income	(4.03)	—
Return of capital	—	(13.73)
Total distributions	(4.03)	(13.73)
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$12.43	$21.57
Total return(e)	−26.47%	−5.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,427	$23,939
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	2.30%	2.70%
Portfolio turnover rate(e)(g)	—%	—%

(a)	The Fund commenced operations on April 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

GRAYSCALE BITCOIN MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.00	$25.31
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.08)	0.09
Net realized and unrealized gain (loss) on investments(c)	12.29	4.76
Total from investment operations	12.21	4.85
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)
Total distributions	—	(0.16)
Net asset value, end of period	$42.21	$30.00
Total return(d)	40.70%	19.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,774	$9,901
Ratio of expenses to average net assets(e)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	(0.42)%	0.36%
Portfolio turnover rate(d)(f)	23%	65%

(a)	The Fund commenced operations on January 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

GRAYSCALE BITCOIN PREMIUM INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.20	$34.99
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.79
Net realized and unrealized gain (loss) on investments(c)	(9.03)	0.32
Total from investment operations	(8.73)	1.11
LESS DISTRIBUTIONS FROM:
Net investment income	(2.31)	—
Return of capital	—	(5.92)
Total distributions	(2.31)	(5.92)
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$19.16	$30.20
Total return(e)	−30.22%	0.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,874	$3,926
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	2.40%	2.74%
Portfolio turnover rate(e)(g)	—%	—%

(a)	The Fund commenced operations on April 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

GRAYSCALE ETHEREUM COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.01	$35.01
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.23
Net realized and unrealized gain (loss) on investments(c)	(7.06)	(8.30)
Total from investment operations	(6.92)	(8.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(4.29)	—
Return of capital	—	(7.95)
Total distributions	(4.29)	(7.95)
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$7.80	$19.01
Total return(e)	−41.61%	−25.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,511	$6,274
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	2.31%	2.98%
Portfolio turnover rate(e)(g)	—%	—%

(a)	The Fund commenced operations on September 4, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Grayscale Funds Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 3, 2023. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Grayscale Bitcoin Adopters ETF (the “Bitcoin Adopters ETF”), Grayscale Bitcoin Covered Call ETF (the “Bitcoin Covered Call ETF”), Grayscale Bitcoin Premium Income ETF (the “Bitcoin Premium Income ETF”), Grayscale Bitcoin Miners ETF (the “Bitcoin Miners ETF”), and the Grayscale Ethereum Covered Call ETF (the “Ethereum Covered Call ETF”) (each a “Fund”, and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust.
The Grayscale Bitcoin Adopters ETF seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Adopters Index (the “Bitcoin Adopters Index”). The Fund commenced operations on April 30, 2025. The Grayscale Bitcoin Covered Call ETF seeks to provide current income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Fund commenced operations on April 2, 2025. The Grayscale Bitcoin Premium Income ETF seeks to provide current income while maintaining prospects for capital appreciation through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Fund commenced operations on April 2, 2025. The Grayscale Bitcoin Miners ETF seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Miners Index (the “Bitcoin Miners Index”). The Fund commenced operations on January 30, 2025. The Grayscale Ethereum Covered Call ETF seeks to provide and deliver current income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Staking Trust ETF (Ticker: ETHE) and Grayscale Ethereum Mini Trust ETF (Ticker: ETH) (the “Ethereum ETPs”). The Fund commenced operations on September 4, 2025.
The Funds’ fiscal year ends December 31. These financial statements and Notes to Financial Statements cover the six-month period ended June 30, 2026 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Debt securities, including U.S. Treasury obligations, are valued at the evaluated price provided by an independent pricing service.

19

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Exchange-traded options contracts are valued using the midpoint of quoted bid and ask spread prices, as provided by independent pricing sources. FLEX Options, which do not have readily available quoted market prices, are valued using a pricing model that incorporates observable market inputs, including the underlying reference asset or index value, strike price, time to expiration, interest rates, and implied volatility.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Grayscale Bitcoin Adopters ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,207,830	$—	$—	$2,207,830
Investments Purchased with Proceeds from Securities Lending	57,977	—	—	57,977
Money Market Funds	3,799	—	—	3,799
Total Investments	$2,269,606	$—	$—	$2,269,606

20

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Grayscale Bitcoin Covered Call ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,705,309	$—	$2,705,309
U.S. Treasury Bills	—	11,488,134	—	11,488,134
Money Market Funds	223,715	—	—	223,715
Total Investments	$223,715	$14,193,443	$—	$14,417,158
Liabilities:
Investments:
Written Options	$—	$(986,259)	$—	$(986,259)
Total Written Options	$—	$(986,259)	$—	$(986,259)

Grayscale Bitcoin Miners ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,701,572	$—	$—	$14,701,572
Investments Purchased with Proceeds from Securities Lending	4,631,493	—	—	4,631,493
Money Market Funds	114,711	—	—	114,711
Total Investments	$19,447,776	$—	$—	$19,447,776

Grayscale Bitcoin Premium Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$636,113	$—	$636,113
U.S. Treasury Bills	—	2,379,578	—	2,379,578
Money Market Funds	9,515	—	—	9,515
Total Investments	$9,515	$3,015,691	$—	$3,025,206
Liabilities:
Investments:
Written Options	$—	$(155,661)	$—	$(155,661)
Total Written Options	$—	$(155,661)	$—	$(155,661)

21

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Grayscale Ethereum Covered Call ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$862,391	$—	$862,391
U.S. Treasury Bills	—	2,977,221	—	2,977,221
Money Market Funds	86,535	—	—	86,535
Total Investments	$86,535	$3,839,612	$—	$3,926,147
Liabilities:
Investments:
Written Options	$—	$(418,488)	$—	$(418,488)
Total Written Options	$—	$(418,488)	$—	$(418,488)

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
For tax purposes, the Grayscale Bitcoin Covered Call Subsidiary, Grayscale Bitcoin Premium Income Subsidiary, and Grayscale Ethereum Covered Call Subsidiary are exempted Cayman Islands investment companies. The Grayscale Bitcoin Covered Call Subsidiary, Grayscale Bitcoin Premium Income Subsidiary, and Grayscale Ethereum Covered Call Subsidiary have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Grayscale Bitcoin Covered Call Subsidiary, Grayscale Bitcoin Premium Income Subsidiary, and Grayscale Ethereum Covered

22

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Call Subsidiary are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least annually by MNRS and BCOR (“equity funds”) and twice per month by BTCC, BPI, and ETCO (“options funds”). Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases or decreases in net assets from operations during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

J.
Consolidation of Subsidiaries. Effective June 26, 2026 (the “Effective Date”), each options fund ceased obtaining its exposure to options that reference one or more digital asset exchange-traded products or an index of digital asset exchange-traded products through a wholly-owned subsidiary organized under the laws of the Cayman Islands (each, a “Subsidiary”), and on and after the Effective Date each options fund holds its options contracts directly. Each Subsidiary will be liquidated and dissolved as soon as practicable following the Effective Date.

K.
Segment Reporting. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

23

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
L.
Derivatives. The Options Funds may buy and write (sell) options on securities and other assets for the purpose of realizing its investment objectives. Options may settle in cash or settle by a delivery of securities or other assets underlying the options. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. The Bitcoin Covered Call ETF, Bitcoin Premium Income ETF, and Ethereum Covered Call ETF invest in traditional exchange-traded and FLEX options contracts.
The following tables represent a summary of derivative instruments as of and for the period ended June 30, 2026:
Bitcoin Covered Call ETF
Statement of Assets and Liabilities – Values of Derivative Instruments as of June 30, 2026

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Equity Options Contracts	Investments, at value	$2,705,309	Written option, at value	$986,259

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Purchased Equity Options Contracts	$(4,444,027)	Purchased Equity Options Contracts	$(1,583,401)
Written Equity Options Contracts	$377,797	Written Equity Options Contracts	$(209,486)

The average monthly values of purchased and written equity options during the period ended June 30, 2026 in the Bitcoin Covered Call ETF were $3,583,934 and $(471,038), respectively.
Bitcoin Premium Income ETF
Statement of Assets and Liabilities – Values of Derivative Instruments as of June 30, 2026

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Equity Options Contracts	Investments, at value	$636,113	Written option, at value	$155,661

24

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Purchased Equity Options Contracts	$(450,222)	Purchased Equity Options Contracts	$(228,590)
Written Equity Options Contracts	$(533,354)	Written Equity Options Contracts	$25,710

The average monthly values of purchased and written equity options during the period ended June 30, 2026 in the Bitcoin Premium Income ETF were $634,151 and $(94,266), respectively.
Ethereum Covered Call ETF
Statement of Assets and Liabilities – Values of Derivative Instruments as of June 30, 2026

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Equity Options Contracts	Investments, at value	$862,391	Written option, at value	$418,488

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Purchased Equity Options Contracts	$(1,660,106)	Purchased Equity Options Contracts	$(578,410)
Written Equity Options Contracts	$(805,499)	Written Equity Options Contracts	$(130,989)

The average monthly values of purchased and written equity options during the period ended June 30, 2026 in the Ethereum Covered Call ETF were $902,947 and $(200,955), respectively.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation and litigation-related indemnification expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, compensation payable to a party not affiliated with the Adviser in connection with the recovery of tax reclaims, and other extraordinary or non-routine expenses. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.59% for the Bitcoin

25

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Adopters ETF, 0.65% for the Bitcoin Covered Call ETF, 0.65% for the Bitcoin Premium Income ETF, 0.59% for the Bitcoin Miners ETF, and 0.65% for the Ethereum Covered Call ETF based on each Fund’s average daily net assets. There is no specific fee related to the management of the Cayman Subsidiaries. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian” and “Securities Lending Agent”), an affiliate of Fund Services, serves as the Funds’ Custodian.
A trustee and all officers are affiliated with the Adviser.
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1∕3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at the time the securities are loaned in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. In no event shall the margin percentage be less than 100% of the market value of the loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Funds. The Funds have the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, certain of the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The applicable Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The applicable Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide such Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

26

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
Bitcoin Adopters ETF	$47,660	$57,977
Bitcoin Miners ETF	3,873,568	4,631,493

*
The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities lending income, net”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period was $469 for the Bitcoin Adopters ETF and $9,894 for the Bitcoin Miners ETF.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the period ended June 30, 2026 are summarized below.

	Bitcoin Adopters ETF	Bitcoin Miners ETF
Purchases:
U.S. Government	$—	$—
Other	453,254	3,493,613
Total Purchases	$ 453,254	$ 3,493,613
Sales
U.S. Government	—	—
Other	465,493	2,856,134
Total Sales	$ 465,493	$ 2,856,134

For the period ended June 30, 2026, the Bitcoin Adopters ETF had no creations in-kind and $712,399 of redemptions in-kind. For the period ended June 30, 2026, the Bitcoin Miners ETF had $4,961,333 of creations in-kind and $4,920,730 of redemptions in-kind.
NOTE 6 – INCOME TAX INFORMATION
The tax character of distributions paid to shareholders during the period ended December 31, 2025 were as follows:

	Bitcoin Adpoters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Ordinary income	$ 102,366	$—	$ 53,752	$—	$—
Long Term Capital Gain	—	—	—	—	—
Return of Capital	—	9,494,720	—	757,370	1,965,920
Total Distributions Paid	$ 102,366	$ 9,494,720	$ 53,752	$ 757,370	$ 1,965,920

27

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2025 were as follows:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Tax cost of investments	$ 3,978,970	$ 23,950,716	$ 11,652,747	$ 3,916,261	$ 6,276,056
Gross tax unrealized appreciation	$405,431	$586,912	$1,590,246	$67,811	$392,586
Gross tax unrealized depreciation	(994,191)	(586,911)	(3,067,067)	(67,811)	(392,585)
Net tax unrealized appreciation (depreciation)	(588,760)	1	(1,476,821)	—	1
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term capital gains	—	—	—	—	—
Other accumulated gain/(loss)	(227,277)	—	(1,682,996)	—	—
Distributable earnings (accumulated deficit)	$(816,037)	$1	$(3,159,817)	$—	$1

The difference between book and tax basis unrealized is primarily attributable to deferral of losses on wash sales, mark-to-market elections made for passive foreign investment companies, basis adjustments of partnerships, and mark-to-market on certain option contracts.
As of December 31, 2025, the Funds had the following capital loss carryovers with no expiration:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Short-Term Capital Loss Carryover	$224,528	$ —	$ 1,681,562	$ —	$ —
Long-Term Capital Loss Carryover	—	—	—	—	—
Total Capital Loss Carryover	$224,528	$—	$ 1,681,562	$—	$—

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of December 31, 2025, the following Funds deferred, on a tax basis, losses of:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Last Year Losses	$ 2,429	$ —	$ 1,556	$ —	$ —
Post-October Capital Losses	—	—	—	—	—

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Permanent differences primarily relate to net operating losses, in-kind redemption transactions, and income from the Subsidiaries. For the period ended December 31, 2025, the following table shows the reclassifications made:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Total distributable earnings	$(698,744)	$6,618,210	$(1,329,242)	$554,411	$1,906,784
Paid In Capital	$698,744	$(6,618,210)	$1,329,242	$(554,411)	$(1,906,784)

28

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent the Funds invest more heavily in particular industries, groups of industries, or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.
Derivative Instruments. The Options Funds will invest in options, a type of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Options Funds. In addition, the prices of the derivative instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect may not move together as expected. Derivatives are usually traded on margin, which may subject the Options Funds to margin calls. Margin calls may force the Options Funds to liquidate assets.
NOTE 9 – SUBSEQUENT EVENTS
The Bitcoin Covered Call ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/14/2026	7/14/2026	7/15/2026	$0.19208333	$207,450
7/30/2026	7/30/2026	7/31/2026	$0.26358333	$284,670
8/13/2026	8/13/2026	8/14/2026	$0.23272544	$265,307
8/28/2026	8/28/2026	8/31/2026	$0.22251891	$264,798

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GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Bitcoin Premium Income ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/14/2026	7/14/2026	7/15/2026	$0.16986667	$25,480
7/30/2026	7/30/2026	7/31/2026	$0.06947333	$10,421
8/13/2026	8/13/2026	8/14/2026	$0.08765000	$8,765
8/28/2026	8/28/2026	8/31/2026	$0.21349000	$21,349

The Ethereum Covered Call ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/14/2026	7/14/2026	7/15/2026	$0.19111111	$86,000
7/30/2026	7/30/2026	7/31/2026	$0.20576458	$98,767
8/13/2026	8/13/2026	8/14/2026	$0.10995000	$52,776
8/28/2026	8/28/2026	8/31/2026	$0.14660000	$70,368

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

30

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grayscale Funds Trust

By (Signature and Title)*	/s/ Stephen E. Vanourny Jr.
Stephen E. Vanourny Jr., Principal Executive Officer

Date	9/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen E. Vanourny Jr.
Stephen E. Vanourny Jr., Principal Executive Officer

Date	9/8/2026

By (Signature and Title)*	/s/ Daniel Plourde
Daniel Plourde, Principal Financial Officer

Date	9/8/2026

* Print the name and title of each signing officer under his or her signature.